Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment are stated at cost and are depreciated or amortized using the straight-line method over the estimated useful lives of the assets. Depreciation provisions are based upon the following estimated useful lives:

Asset Category	Depreciation Period
Computers	3 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of estimated useful life of asset or remaining lease term
The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31,
	2019	2020
Computers	$1,534	$1,346
Furniture and fixtures	3,913	3,906
Leasehold improvements	13,136	13,660
Internal-use software	23,753	20,850
Total property and equipment	42,336	39,762
Less: Accumulated depreciation and amortization	(11,345)	(14,839)
Total property and equipment, net	$30,991	$24,923
The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31, 2020	September 30, 2021
Computers	$1,346	$1,632
Furniture and fixtures	3,906	3,857
Leasehold improvements	13,660	13,663
Internal-use software	20,850	22,081
Total property and equipment	39,762	41,233
Less: Accumulated depreciation and amortization	(14,839)	(19,281)
Total property and equipment, net	$24,923	$21,952